Capital management - Additional information (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions							1 Months Ended				2 Months Ended		7 Months Ended	12 Months Ended
	Jan. 16, 2023	Dec. 28, 2022	Aug. 15, 2022	May 18, 2022	Apr. 25, 2022	Oct. 12, 2021	Jan. 31, 2023	May 31, 2022	Oct. 31, 2021	Feb. 28, 2021	Jan. 16, 2023	Jul. 14, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2023
Dividend per ordinary share [abstract]
Hyperinflationary accounting, net profit (loss)														€ 363	€ 30
Dividend per ordinary share paid (in eur per share)			€ 0.17	€ 0.232	€ 0.62	€ 0.41		€ 0.41	€ 0.21	€ 0.12			€ 0.389		€ 0.41
Cash dividend paid												€ 1,250		2,178	€ 1,288	€ 0
Share buyback programme (in shares)		107.0										40.7
Purchase of treasury shares		€ 1,204		€ 380								€ 380		€ 1,582	€ 1,744
Major ordinary share transactions
Dividend per ordinary share [abstract]
Dividend per ordinary share paid (in eur per share)	€ 0.082
Cash dividend paid							€ 297				€ 1,500
Increase (decrease) due to departure from requirement of IFRS
Dividend per ordinary share [abstract]
CET1, ambition														12.50%
Maximum Distributable Amount trigger level percentage														10.58%
Maximum distributable amount, management basis points buffer														1.90%
Common equity Tier 1 ratio														14.50%
Tier 1 ratio - including grandfathered securities														16.40%
Decrease in Fully- loaded common equity Tier 1 ratio														19.40%	21.00%
Dividend pay-out ratio													50.00%	50.00%
Resilient net profit														€ 4,038
Resilient net profit reserved for distribution outside CET1 capital reflicecting distribution policy													€ 2,019	€ 2,019
Proposed cash dividend, per ordinary share (in eur per share)															€ 0.389
Transitional (phased-in) common equity Tier 1 required														10.58%
Common equity Tier 1 required														10.58%
Tier 1 minimum requirements														6.00%
Total capital ratio required														8.00%
MDA Trigger, CET1													10.58%	10.58%
MDA Trigger, Tier 1 Capital													12.41%	12.41%
MDA Trigger, total capital													14.85%	14.85%
Total Pillar II Requirement Percent														1.75%
Increase (decrease) due to departure from requirement of IFRS | Change in MDA requirements
Dividend per ordinary share [abstract]
MDA Requirement On Leverage Ratio																	3.50%
Results IFRS-EU
Dividend per ordinary share [abstract]
Resilient net profit														€ 3,674
Pillar 1 requirement | Increase (decrease) due to departure from requirement of IFRS
Dividend per ordinary share [abstract]
Transitional (phased-in) common equity Tier 1 required														4.50%
Common equity Tier 1 required														4.50%
Pillar 2 requirement | Increase (decrease) due to departure from requirement of IFRS
Dividend per ordinary share [abstract]
Transitional (phased-in) common equity Tier 1 required														0.98%
Common equity Tier 1 required														0.98%
Capital Conservation Buffer | Increase (decrease) due to departure from requirement of IFRS
Dividend per ordinary share [abstract]
Transitional (phased-in) common equity Tier 1 required														2.50%
Common equity Tier 1 required														2.50%
Countercyclical Buffer | Increase (decrease) due to departure from requirement of IFRS
Dividend per ordinary share [abstract]
Transitional (phased-in) common equity Tier 1 required														0.10%
Common equity Tier 1 required														0.10%
O-SII | Increase (decrease) due to departure from requirement of IFRS
Dividend per ordinary share [abstract]
Transitional (phased-in) common equity Tier 1 required														2.50%
Common equity Tier 1 required														2.50%